Rule 497(k)

Registration Nos. 333-210186 and 811-23147

First Trust Exchange-Traded Fund VIII

(the “Trust”)

FT Cboe Vest U.S. Equity Deep Buffer ETF - January

FT Cboe Vest U.S. Equity Buffer ETF - January

FT Cboe Vest U.S. Equity Deep Buffer ETF - February

FT Cboe Vest U.S. Equity Buffer ETF - February

FT Cboe Vest U.S. Equity Buffer ETF - March

FT Cboe Vest U.S. Equity Deep Buffer ETF - March

FT Cboe Vest U.S. Equity Deep Buffer ETF - April

FT Cboe Vest U.S. Equity Buffer ETF - April

FT Cboe Vest U.S. Equity Deep Buffer ETF - May

FT Cboe Vest U.S. Equity Buffer ETF - May

FT Cboe Vest U.S. Equity Buffer ETF - June

FT Cboe Vest U.S. Equity Deep Buffer ETF - June

FT Cboe Vest U.S. Equity Buffer ETF - July

FT Cboe Vest U.S. Equity Deep Buffer ETF - July

FT Cboe Vest U.S. Equity Deep Buffer ETF - August

FT Cboe Vest U.S. Equity Buffer ETF - August

FT Cboe Vest U.S. Equity Deep Buffer ETF - September

FT Cboe Vest U.S. Equity Buffer ETF - September

FT Cboe Vest U.S. Equity Deep Buffer ETF - October

FT Cboe Vest U.S. Equity Buffer ETF - October

FT Cboe Vest U.S. Equity Deep Buffer ETF - November

FT Cboe Vest U.S. Equity Buffer ETF - November

FT Cboe Vest U.S. Equity Buffer ETF - December

FT Cboe Vest U.S. Equity Deep Buffer ETF - December

(each, a “Fund”)

Supplement To each Fund’s Prospectus, Summary Prospectus
and Statement of Additional Information

November 1, 2022

Notwithstanding anything to the contrary in each Fund’s prospectus, summary prospectus or statement of additional information, effective November 1, 2022, as approved by the Trust’s Board of Trustees, the management fee paid to First Trust Advisors L.P. (the “Advisor”) will be reduced at certain levels of a Fund’s net assets (“breakpoints”) and calculated pursuant to the schedule below:

Management Fee	Breakpoints
0.85000%	Fund net assets up to and including $2.5 billion
0.82875%	Fund net assets greater than $2.5 billion up to and including $5 billion
0.80750%	Fund net assets greater than $5 billion up to and including $7.5 billion
0.78625%	Fund net assets greater than $7.5 billion up to and including $10 billion
0.76500%	Fund net assets greater than $10 billion

During any period in which the Advisor’s management fee is reduced in accordance with the breakpoints described above, the investment sub-advisory fee (which is based on the Advisor’s management fee) paid to Cboe VestSM Financial LLC, the Fund’s investment sub-advisor, will be reduced to reflect the reduction in the Advisor’s management fee.

Please Keep this Supplement with your Fund Prospectus, Summary Prospectus and Statement of Additional Information for Future Reference